Consolidated Statements Of Comprehensive (Loss) Income In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Statement Of Income And Comprehensive Income [Abstract]
Net profit (loss)	$ (7,763)	(47,003)	57,656	45,939
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax	(4,166)	(25,222)	(2,588)	(56,253)
Other comprehensive loss, net of tax	(4,166)	(25,222)	(2,588)	(56,253)
Comprehensive (loss) income	(11,929)	(72,225)	55,068	(10,314)
Less: comprehensive income attributable to noncontrolling interest	202	1,223	1,332	27,495
Comprehensive (loss) income attributable to the Company's ordinary shareholders	$ (12,131)	(73,448)	53,736	(37,809)